THESE FUNDS ARE NEITHER INSURED NOR
GUARANTEED BY THE U.S. GOVERNMENT, THE
FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENTAL AGENCY OR INSURER.
                                                  FINANCIAL
INVESTMENT ADVISER                     [GRAPHIC]  INVESTORS
GE Investment                                     TRUST
Management Incorporated
3003 Summer Street
P.O. Box 7900
Stamford, Connecticut  06905

ADMINISTRATOR, DISTRIBUTOR,
TRANSFER AGENT &
FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
370 Seventeenth Street
Suite 3100
Denver, Colorado  80202

LEGAL COUNSEL                                        ANNUAL REPORT
Davis, Graham & Stubbs LLP
370 Seventeenth Street
Suite 4700
Denver, CO 80202

INDEPENDENT AUDITORS                                 APRIL 30, 1998
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado  80202

CUSTODIAN
State Street Bank and Trust
Company of Connecticut N.A.
750 Main Street
Suite 1114
Hartford, Connecticut  06103

SUB-CUSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171

MUST BE ACCOMPANIED OR PRECEDED BY
A CURRENT PROSPECTUS.

FOR MORE INFORMATION, PLEASE CALL
1-800-298-3442

GE INVESTMENTS                               GE INVESTMENTS
-----------------------------------          -----------------------------------
THE INVESTMENT MANAGEMENT ARM OF GE          THE INVESTMENT MANAGEMENT ARM OF GE
INVESTMENT ADVISOR                           INVESTMENT ADVISOR


ALPS MUTUAL FUNDS SERVICES
--------------------------
SPONSOR AND DISTRIBUTOR

LETTER FROM THE TRUST-----------------------------------------------------------

Dear Shareholders:

     We are pleased to present for you the annual report for the U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund of Financial Investors Trust.

     During the Funds' fiscal year ended April 30, 1998, the domestic market has shown consistent growth led by low unemployment, strong consumer spending and strong housing starts. The Federal Reserve has now maintained the current monetary policy of 5.50% for overnight funds for over a year. Restraint shown by the Federal Reserve has been due to low inflation, decreases in manufacturing and a widening of the trade deficit. While CPI and PPI have been relatively flat, and the increases in the trade deficit can be attributed to the Asian crisis, concern over the next few months centers on whether this trend will continue. The Federal Reserve Chairman, Alan Greenspan, has been a notorious inflation fighter and without evidence of inflation, rates should remain at this target level of 5.50% until mid-summer. Inflation indicators will be monitored closely and any trend up in these indicators will likely cause the Fed to raise rates.

     While short rates have dropped 21 basis points since our last report in October 1997, the 6 month Treasury Bill dropped only 8 basis points and the 1 year Treasury actually rose 3 basis points. Since October, the 30 year Treasury Bond dropped an additional 20 basis points to a 5.95% yield. Our strategy will be to adjust the current maturity of each Fund to around 50 days until mid-summer and then shorten the days relative to the IBC/Donoghue average, which is currently at 45 days. While we have been in a neutral policy stance for the past year, market indicators are forcing a bias towards tightening rates. This bias should only exist for short rates, as the yield curve should continue to flatten with the Fed target between 5.50% to 5.75% and the long bond trading between 5.90% and 6.00%. We will monitor this situation closely and will shorten duration as necessary.

     We are also pleased to report that a new money market fund is scheduled to join the Financial Investors Trust family of mutual funds. The Prime Fund intends to have the ability to invest in, among other things, Commercial Paper and Banker's Acceptances, as well as obligations of the U.S. government.

     We appreciate your support of the Funds and as always are pleased to hear from you. You can be assured that we will be responsive and courteous to any requests or suggestions.

Sincerely,

/s/ W. Robert Alexander            /s/ Donald J. Duncan

W. Robert Alexander                Donald J. Duncan
Chairman                           Senior Investment Manager
Financial Investors Trust          GE Investment Management Incorporated


[GRAPHIC] ------------------------------------------------------------------- 1

DELOITTE &
  TOUCHE LLP
------------              ------------------------------------------------------
   [GRAPHIC]              Suite 3600                   Telephone: (303) 292-5400
                          555 Seventeenth Street       Facsimile: (303) 312-4000
                          Denver, Colorado 80202-3942

INDEPENDENT AUDITORS' REPORT
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
FINANCIAL INVESTORS TRUST:

     We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund of Financial Investors Trust as of April 30, 1998, the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's Management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at April 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund of Financial Investors Trust as of April 30, 1998, and the results of their operations, the changes in their net assets and financial highlights for each of the periods indicated in conformity with generally accepted accounting principles.

/s/ DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
DENVER, COLORADO
JUNE 2, 1998



---------------
DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL
---------------


 2 ------------------------------------------------------------------- [GRAPHIC]

U.S. TREASURY MONEY MARKET FUND ------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998

ASSETS
Investments, at amortized cost (which approximates market value)
 - see accompanying statement                                      $137,188,912
Interest receivable                                                   1,494,107
Organizational costs, net of accumulated amortization                    73,398
Prepaid and other assets                                                 49,127
--------------------------------------------------------------------------------

   Total Assets                                                     138,805,544
--------------------------------------------------------------------------------



LIABILITIES
Dividends payable                                                       576,147
Accrued investment advisory fee                                           5,652
Accrued administration fee                                               28,717
Other payables                                                           26,084
--------------------------------------------------------------------------------

   Total Liabilities                                                    636,600
--------------------------------------------------------------------------------

NET ASSETS                                                         $138,168,944
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS
Paid-in capital                                                    $138,196,581
Accumulated net realized loss                                          (27,637)
--------------------------------------------------------------------------------

NET ASSETS                                                         $138,168,944
--------------------------------------------------------------------------------

Shares of beneficial interest outstanding                           138,196,581
--------------------------------------------------------------------------------

Net asset value and redemption value per share                            $1.00
--------------------------------------------------------------------------------


See notes to financial statements.


[GRAPHIC] ------------------------------------------------------------------- 3

U.S. TREASURY MONEY MARKET FUND ------------------------------------------------

STATEMENT OF INVESTMENTS
APRIL 30, 1998

Face Value                                                       Market Value*
----------                                                       -------------

              U.S. TREASURY OBLIGATIONS  52.58%
-------------------------------------------------------------------------------
              U.S. Treasury Notes:
 $8,000,000    6.13%, 5/15/98                                     $8,002,055
  5,000,000    9.00%, 5/15/98                                      5,006,913
 10,000,000    6.25%, 6/30/98                                     10,015,534
  7,500,000    8.25%, 7/15/98                                      7,542,029
  5,000,000    5.25%, 7/31/98                                      4,997,949
  7,000,000    6.25%, 7/31/98                                      7,015,442
  7,000,000    6.13%, 8/31/98                                      7,015,908
  5,000,000    6.00%, 9/30/98                                      5,012,030
 13,000,000    5.63%, 11/30/98                                    13,010,405
  5,000,000    6.38%, 1/15/99                                      5,027,820
                                                                 -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $72,646,085)                                              72,646,085
                                                                 -----------


              REPURCHASE AGREEMENTS
              COLLATERALIZED BY U.S. GOVERNMENT
              OBLIGATIONS  46.71%                                             Collateral Value
------------------------------------------------------------------------------------------------
  6,900,000   Repurchase agreement with Chase Securities Inc.,
              5.53%, dated 4/30/98 and maturing 5/1/98,
              collateralized by U.S. Treasury Note, 5.88% due
              11/30/01                                             6,901,060       $7,039,205

  6,900,000   Repurchase agreement with Deutsche Bank Corp.,
              5.49%, dated 4/30/98 and maturing 5/1/98,
              collateralized by U.S. Treasury Bill,  due 8/20/98
              and U.S. Treasury Bond, 13.88% due 5/15/11           6,901,052        7,038,760

  6,900,000   Repurchase agreement with J.P. Morgan & Co. Inc.,
              5.51%, dated 4/30/98 and maturing 5/1/98,
              collateralized by U.S. Treasury Note, 7.13%
              due 2/29/00                                          6,901,056        7,038,760
  6,900,000   Repurchase agreement with Merrill Lynch Inc.,
              5.45%, dated 4/30/98 and maturing 5/1/98,
              collateralized by U.S. Treasury Notes, 9.25%
              due 8/15/98, and 6.00% due 6/30/99                   6,901,045        7,038,155


 4 ------------------------------------------------------------------- [GRAPHIC]

U.S. TREASURY MONEY MARKET FUND ------------------------------------------------

STATEMENT OF INVESTMENTS
APRIL 30, 1998 (CONTINUED)

Face Value                                                     Market Value*   Collateral Value
----------                                                     --------------------------------

              REPURCHASE AGREEMENTS
              COLLATERALIZED BY U.S. GOVERNMENT
              OBLIGATIONS  (CONTINUED)
-----------------------------------------------------------------------------------------------
 $6,900,000   Repurchase agreement with Morgan Stanley Inc.,
              5.51%, dated 4/30/98 and maturing 5/1/98,
              collateralized by U.S. Treasury Bill, due 6/18/98
              and U.S. Treasury Note, 5.50% due 12/31/00          $6,901,056       $7,129,717

 23,133,000   Repurchase agreement with State Street Bank
              Corp., 5.45%, dated 4/30/98 and maturing
              5/1/98, collateralized by U.S. Treasury Note,
              6.38% due 7/15/99                                   23,136,502       24,023,820

  6,900,000   Repurchase agreement with UBS Securities Inc.,
              5.51%, dated 4/30/98 and maturing 5/1/98,
              collateralized by U.S. Treasury Notes, 5.00% -
              9.13% due 5/31/98 - 5/15/06 and U.S. Treasury
              Bonds, 6.00% - 13.25% due 2/15/07 - 2/15/27          6,901,056        7,039,639
                                                              -------------- ----------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $64,542,827)                                              64,542,827       66,348,056
                                                              -------------- ----------------
TOTAL INVESTMENTS
  (Cost $137,188,912)                               99.29%       137,188,912

Other Assets in Excess of Liabilities                0.71%           980,032
                                               -----------------------------

NET ASSETS                                         100.00%      $138,168,944
                                               -----------------------------
                                               -----------------------------

*See note 1 to financial statements.


[GRAPHIC] ------------------------------------------------------------------- 5

U.S. TREASURY MONEY MARKET FUND ------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 1998


INVESTMENT INCOME                                                   $8,599,436
--------------------------------------------------------------------------------

EXPENSES
Investment advisory fee (Note 3)                                        78,117
Administration services* (Note 3)                                      665,343
Legal                                                                   18,987
Amortization of organization costs                                      67,916
Insurance                                                               14,945
Registration                                                             6,667
Other                                                                   10,641
--------------------------------------------------------------------------------

Total Expenses                                                         862,616
--------------------------------------------------------------------------------

Expenses waived by administrator                                      (349,614)
--------------------------------------------------------------------------------

Net Expenses                                                           513,002
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                8,086,434
--------------------------------------------------------------------------------

NET REALIZED GAIN ON INVESTMENTS                                         6,180
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $8,092,614
--------------------------------------------------------------------------------


*Administration services include: fund accounting, daily pricing, custody, licensing and registration, shareholder servicing, transfer agency, fund ratings, audit, training and printing.

See notes to financial statements.


 6 ------------------------------------------------------------------- [GRAPHIC]

U.S. TREASURY MONEY MARKET FUND ------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                            For the          For the
                                                           Year Ended       Year Ended
                                                         April 30, 1998   April 30, 1997
                                                         --------------------------------
OPERATIONS
Net investment income                                      $8,086,434      $13,275,525
Net realized gain on investments                                6,180                0
-----------------------------------------------------------------------------------------

Net increase in net assets resulting from operations        8,092,614       13,275,525

DISTRIBUTIONS
Dividends to shareholders from net investment income       (8,086,434)     (13,275,525)
-----------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                               597,251,125      762,297,270
Dividends reinvested                                        7,918,215       12,941,419
Shares redeemed                                          (634,698,326)    (923,910,706)
-----------------------------------------------------------------------------------------

Change in net assets derived from beneficial interest
  transactions                                            (29,528,986)    (148,672,017)
-----------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                (29,522,806)    (148,672,017)

NET ASSETS:
Beginning of year                                         167,691,750      316,363,767
-----------------------------------------------------------------------------------------

End of year                                              $138,168,944     $167,691,750
-----------------------------------------------------------------------------------------



See notes to financial statements.


[GRAPHIC] ------------------------------------------------------------------- 7

U.S. TREASURY MONEY MARKET FUND ------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial
interest outstanding throughout the period indicated(1):

                                                     For the Year Ended April 30,
                                                1998      1997      1996     1995 (2)
                                        -----------------------------------------------
Net asset value - beginning of period          $1.00    $1.00      $1.00     $1.00
---------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           0.05     0.05       0.05      0.04
---------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income           (0.05)   (0.05)     (0.05)    (0.04)
---------------------------------------------------------------------------------------

Net asset value - end of period                $1.00    $1.00      $1.00     $1.00
---------------------------------------------------------------------------------------

Total return                                    5.30%    5.15%      5.44%     4.71%(3)
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)             $138,169 $167,692   $316,364  $109,055
---------------------------------------------------------------------------------------

Ratio of expenses to average net assets         0.33%    0.30%      0.30%     0.50%(3)
---------------------------------------------------------------------------------------

Ratio of net investment income to
  average net assets                            5.18%    5.02%      5.36%     4.87%(3)
---------------------------------------------------------------------------------------

Ratio of expenses to average net assets
  without fee waivers                           0.55%    0.67%      0.71%     1.32%(3)
---------------------------------------------------------------------------------------

Ratio of net investment income to
  average net assets without fee waivers        4.96%    4.65%      4.95%     4.05%(3)
---------------------------------------------------------------------------------------


(1) The financial highlights prior to March 24, 1997 reflect the operations of the Fund while the Fund's investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investmentadviser at a special meeting of the shareholders of the Fund on March 21, 1997.
(2) Operations commenced on May 25, 1994.
(3) Annualized

See notes to financial statements.


 8 ------------------------------------------------------------------- [GRAPHIC]

U.S GOVERNMENT MONEY MARKET FUND -----------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998

ASSETS
Investments, at amortized cost (which approximates market value)
 - see accompanying statement                                     $150,404,340
Interest receivable                                                    406,467
Organizational costs, net of accumulated amortization                    3,520
Prepaid and other assets                                                89,379
--------------------------------------------------------------------------------

   Total Assets                                                    150,903,706
--------------------------------------------------------------------------------


LIABILITIES
Dividends payable                                                      646,814
Accrued investment advisory fee                                          4,870
Other payables                                                          29,955
--------------------------------------------------------------------------------

   Total Liabilities                                                   681,639
--------------------------------------------------------------------------------


NET ASSETS                                                        $150,222,067
--------------------------------------------------------------------------------


COMPOSITION OF NET ASSETS
Paid-in capital                                                   $150,386,485
Accumulated net realized loss                                         (164,418)
--------------------------------------------------------------------------------

NET ASSETS                                                        $150,222,067
--------------------------------------------------------------------------------

Shares of beneficial interest outstanding                          150,235,196
--------------------------------------------------------------------------------

Net asset value and redemption value per share                           $1.00
--------------------------------------------------------------------------------


See notes to financial statements.


[GRAPHIC] ------------------------------------------------------------------- 9

U.S GOVERNMENT MONEY MARKET FUND -----------------------------------------------

STATEMENT OF INVESTMENTS
APRIL 30, 1998

Face Value                                                       Market Value*
----------                                                       -------------

              U.S. TREASURY OBLIGATIONS  10.00%
--------------------------------------------------------------------------------
              U.S. Treasury Notes:
 $2,500,000    8.25%, 7/15/98                                     $2,514,010
  7,500,000    5.25%, 7/31/98                                      7,497,038
  5,000,000    5.63%, 11/31/98                                     5,003,795
                                                                -------------

TOTAL U.S TREASURY OBLIGATIONS
  (Cost $15,014,843)                                              15,014,843
                                                                -------------

              U.S. GOVERNMENT AGENCY
              OBLIGATIONS  58.12%
--------------------------------------------------------------------------------
              Farmer Mac
  6,000,000    5.41%, 10/9/98                                      5,854,922

              Federal Farm Credit Bank
  5,000,000    5.25%, 8/5/98                                       4,929,163
  7,000,000    5.65%, 1/4/99                                       7,002,271

              Federal Home Loan Bank
 20,000,000    5.43%, 5/1/98                                      20,000,000
  6,000,000    5.35%, 5/8/98                                       5,993,679
  7,000,000    5.29%, 7/29/98                                      6,907,267

              Federal Home Loan Mortgage Corp.
  6,000,000    5.42%, 5/29/98                                      5,974,699
  6,000,000    5.43%, 6/12/98                                      5,962,014

              Federal National Mortgage Association
  7,000,000    5.29%, 6/29/98                                      6,938,554
  5,000,000    5.40%, 7/17/98                                      4,942,129
  8,000,000    5.42%, 7/27/98                                      7,895,150
  5,000,000    5.41%, 8/27/98                                      4,911,309
                                                                -------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $87,311,157)                                              87,311,157
                                                                -------------


10 ------------------------------------------------------------------ [GRAPHIC]

U.S GOVERNMENT MONEY MARKET FUND -----------------------------------------------

STATEMENT OF INVESTMENTS
APRIL 30, 1998 (CONTINUED)

Face Value                                                      Market Value*   Collateral Value
----------                                                      --------------------------------

               REPURCHASE AGREEMENTS
               COLLATERALIZED BY U.S.
               GOVERNMENT OBLIGATIONS 32.00%
--------------------------------------------------------------------------------------------------
 $7,500,000    Repurchase agreement with Chase Securities
               Inc., 5.53%, dated 4/30/98 and maturing
               5/1/98, collateralized by U.S. Treasury Note,
               5.88% due 11/30/01                                  $7,501,152       $7,650,193

  7,500,000    Repurchase agreement with Deutsche Bank Corp.,
               5.49%, dated 4/30/98 and maturing 5/1/98,
               collateralized by U.S. Treasury Notes, 4.75%
               due 8/31/98, 4.75% due 9/30/98 and 5.75%
               due 11/15/00                                         7,501,144        7,650,810

  7,500,000    Repurchase agreement with J.P. Morgan & Co., Inc.,
               5.51%, dated 4/30/98 and maturing 5/1/98,
               collateralized by U.S. Treasury Note, 7.13% due
               2/29/00                                              7,501,148        7,650,961

  7,500,000    Repurchase agreement with Merrill Lynch Inc.,
               5.45%, dated 4/30/98 and maturing 5/1/98,
               collateralized by U.S. Treasury Note, 6.00% due
               6/30/99                                              7,501,135        7,654,505

  7,500,000    Repurchase agreement with Morgan Stanley Inc.,
               5.51%, dated 4/30/98 and maturing 5/1/98,
               collateralized by U.S. Treasury Bill, due 6/18/98
               and U.S. Treasury Note, 7.75% due 1/31/00            7,501,148        7,745,681

  3,071,000    Repurchase agreement with State Street Bank
               Corp., 5.45%, dated 4/30/98 and maturing
               5/1/98, collateralized by U.S. Treasury Notes,
               4.75% due 10/31/98 and 5.88% due 7/31/99             3,071,465        3,174,711

  7,500,000    Repurchase agreement with UBS Securities Inc.,
               5.51%, dated 4/30/98 and maturing 05/1/98,
               collateralized by SLMA, 6.00% due 6/17/99            7,501,148        7,651,769
                                                                -------------------------------


[GRAPHIC] ------------------------------------------------------------------ 11

U.S GOVERNMENT MONEY MARKET FUND -----------------------------------------------

STATEMENT OF INVESTMENTS
APRIL 30, 1998 (CONTINUED)

                                               Market Value*   Collateral Value
                                               --------------------------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $48,078,340)                             $48,078,340        $49,178,630
                                              ---------------------------------

TOTAL INVESTMENTS
  (Cost $150,404,340)                  100.12%   150,404,340

Liabilities in Excess of Other Assets   (0.12%)     (182,273)
                                       ----------------------

NET ASSETS                             100.00%  $150,222,067
                                       ----------------------
                                       ----------------------

*See note 1 to financial statements.


12 ------------------------------------------------------------------ [GRAPHIC]

U.S GOVERNMENT MONEY MARKET FUND -----------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 1998


INVESTMENT INCOME                                                   $7,333,087
--------------------------------------------------------------------------------

EXPENSES
Investment advisory fee (Note 3)                                        52,818
Administration services* (Note 3)                                      294,083
Legal                                                                   28,288
Amortization of organization costs                                       3,574
Insurance                                                               10,972
Registration                                                             9,675
Other                                                                    8,191
--------------------------------------------------------------------------------

Total Expenses                                                         407,601
--------------------------------------------------------------------------------

Expenses waived by administrator                                      (143,513)
--------------------------------------------------------------------------------

Net Expenses                                                           264,088
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                7,068,999
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $7,068,999
--------------------------------------------------------------------------------


*Administration services include: fund accounting, daily pricing, custody, licensing and registration, shareholder servicing, transfer agency, fund ratings, audit, training and printing.

See notes to financial statements.


[GRAPHIC] ------------------------------------------------------------------ 13

U.S GOVERNMENT MONEY MARKET FUND -----------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                            For the          For the
                                                           Year Ended       Year Ended
                                                         April 30, 1998   April 30, 1997
                                                         --------------------------------
OPERATIONS
Net investment income                                      $7,068,999       $3,710,825
Net realized gain on investments                                    0           22,252
Net change in unrealized appreciation/depreciation                  0          (40,458)
-----------------------------------------------------------------------------------------

Net increase in net assets resulting from operations        7,068,999        3,692,619

DISTRIBUTIONS
Dividends to shareholders from net investment income       (7,068,999)      (3,710,825)
-----------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                               438,749,225      211,760,515
Dividends reinvested                                        6,088,821        2,781,667
Shares redeemed                                          (382,031,631)    (158,190,472)
-----------------------------------------------------------------------------------------

Change in net assets derived from beneficial interest
  transactions                                             62,806,415       56,351,710
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                 62,806,415       56,333,504

NET ASSETS:
Beginning of year                                          87,415,652       31,082,148
-----------------------------------------------------------------------------------------

End of year                                              $150,222,067      $87,415,652
-----------------------------------------------------------------------------------------


See notes to financial statements.


14 ------------------------------------------------------------------- [GRAPHIC]

U.S GOVERNMENT MONEY MARKET FUND -----------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated(1):

                                                     For the Year Ended April 30,
                                                1998      1997      1996     1995 (2)
                                        -----------------------------------------------
Net asset value - beginning of period          $1.00    $9.97      $9.97    $10.00
---------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           0.05     0.14       0.55      0.44
Net realized and unrealized gain (loss)
  on investments                                0.00     0.00       0.00     (0.03)
---------------------------------------------------------------------------------------
Total income from investment operations         0.05    (0.14)      0.55      0.41
---------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income           (0.05)   (0.14)     (0.55)    (0.44)
Stock Split (Note 4)                            0.00    (8.97)      0.00      0.00
---------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                 (0.05)   (9.11)     (0.55)    (0.44)
---------------------------------------------------------------------------------------
Net asset value - end of period                $1.00    $1.00      $9.97     $9.97
---------------------------------------------------------------------------------------
Total return                                    5.48%    5.23%      5.65%     4.73%(3)
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)             $150,222  $87,416    $31,082   $41,893
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets         0.20%    0.23%      0.60%     0.45%(3)
---------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                            5.35%    5.13%      5.38%     5.23%(3)
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                           0.31%    0.39%      0.85%     0.65%(3)
---------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets without fee waivers        5.24%    4.97%      5.12%     5.03%(3)
---------------------------------------------------------------------------------------


(1) The financial highlights prior to July 10, 1996 reflect the operations of the Fund as the Short-Term U.S. Government Income Fund when it was not a money market fund and had different investment policies and expenses, and a fluctuating net asset value not maintained at $1.00 per share. The Fund changed to a money market fund on July 10, 1996 following a Special Meeting of the Fund's shareholders on June 27, 1996. The financial highlights prior to March 24, 1997 also reflect the operations of the Fund while the Fund's investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investment adviser at a Special Meeting of the shareholders of the Fund on March 21, 1997.
(2) Operations commenced on June 7, 1994.
(3) Annualized.

See notes to financial statements.


[GRAPHIC] ------------------------------------------------------------------ 15

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

     Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund (the "Funds"). The financial statements of the remaining portfolios of the Trust are presented separately.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATION: The U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund value their securities on the basis of amortized cost which approximates market value.

     REPURCHASE AGREEMENTS: The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least 102% of the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal Income Tax provisions are required.

     ORGANIZATION COSTS: The Funds have deferred certain organization costs. Such costs are being amortized over a 60 month period from the commencement of operations. In the event that all, or part of the initial investment in shares of the Funds are withdrawn during the amortization period, the redemption proceeds will be reduced by the proportionate amount of the unamortized organization costs represented by the ratio that the number of shares redeemed bears to the number of initial shares outstanding at the time of each redemption.

     OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for Federal Income Tax Purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.



16 ------------------------------------------------------------------- [GRAPHIC]

NOTES TO FINANCIAL STATEMENTS (CONTINUED) --------------------------------------

2.  SHARES OF BENEFICIAL INTEREST

        On April 30, 1998, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

---------------------------------------------------------------------------------------------------------
                           U.S. Treasury Money Market Fund          U.S. Government Money Market Fund
                      -----------------------------------------------------------------------------------
                       For the Year Ended   For the Year Ended   For the Year Ended   For the Year Ended
                         April 30, 1998       April 30, 1997       April 30, 1998       April 30, 1997
---------------------------------------------------------------------------------------------------------
  Shares  sold             597,251,125           762,297,270          438,749,225          209,836,616
---------------------------------------------------------------------------------------------------------
  Shares reinvested          7,918,215            12,941,419            6,088,821            2,517,778
---------------------------------------------------------------------------------------------------------
  Stock split (Note 4)               -                     -                    -           27,832,061
---------------------------------------------------------------------------------------------------------
  Shares redeemed          634,698,326           923,910,706          382,031,631          155,874,732
---------------------------------------------------------------------------------------------------------
  Net increase
  (decrease)               (29,528,986)         (148,672,017)          62,806,415           84,311,723
---------------------------------------------------------------------------------------------------------


3. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

        The Trust has entered into Investment Advisory Agreements with GE Investment Management, Incorporated ("GEIM"). Pursuant to these advisory agreements, GEIM is entitled to an advisory fee, computed daily and payable monthly, based on the following fee schedule:

                                    U.S Treasury             U.S. Government
     Average Net Assets           Money Market Fund         Money Market Fund
     ------------------           -----------------         -----------------
     First $500 million                0.05%                     0.04%
     Next $500 million                 0.075%                    0.06%
     Next $500 million                 0.10%                     0.08%
     In excess of $1.5 billion         0.15%                     0.08%

       ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Funds' administrator. ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:

                                    U.S. Treasury            U.S. Government
     Average Net Assets           Money Market Fund*        Money Market Fund*
     ------------------           -----------------         ------------------
     First $500 million                0.26%                     0.16%
     Next $500 million                 0.24%                     0.14%
     In excess of $1 billion           0.22%                     0.12%

*Subject to a minimum monthly fee of $50,000 and $30,000 for the U.S. Treasury Money Market Fund and U.S. Government Money Market Fund, respectively.

        ALPS has agreed to voluntarily waive a portion of its fees so that the total annual expenses of each Fund will not exceed the voluntary expense limitations adopted by ALPS. Fee waivers by ALPS are voluntary and may be terminated at any time.


[GRAPHIC] ------------------------------------------------------------------ 17

NOTES TO FINANCIAL STATEMENTS (CONTINUED) --------------------------------------

        On December 22, 1997, the Board of Trustees authorized the Trust to reimburse ALPS for certain pre-paid registered shares which ALPS, pursuant to Rule 24e-2 of the Investment Company Act of 1940, had registered and paid for on behalf of the Trust in August, 1995. On December 23, 1997, ALPS was reimbursed in the amount of $46,024 and $105,564 from the U.S. Treasury Money Market Fund and U.S. Government Money Market Fund, respectively.

        One shareholder of the U.S. Treasury Money Market Fund owned 13.0 percent of that Fund's outstanding shares at April 30, 1998. Two shareholders of the U.S. Government Money Market Fund owned 16.0 percent and 14.1 percent of that Fund's outstanding shares at April 30, 1998.

4.  FUNDAMENTAL CHANGES

        At a Special Meeting of the U.S. Government Money Market Fund (the "Fund") (formerly the Short-Term U.S. Government Income Fund) held on June 27, 1996, shareholders of the Fund approved an amendment to a fundamental investment restriction of the Fund to allow for the purchase of United States Government agency and instrumentality obligations as well as repurchase agreements collateralized to 102% by direct obligations of United States Government agencies and instrumentalities. The shareholders also approved that the Fund change from a non-money market fund to a money market fund and that the Fund change its name to the U.S. Government Money Market Fund to reflect these changes. After the close of business on July 9, 1996, the changes approved by the shareholders of the Fund were implemented. As a money market fund, the Fund seeks to maintain a net asset value of $1.00 for purposes of purchases and redemptions. In order to bring the net asset value of the Fund to $1.00, the Fund executed a stock split of 9.97 to 1 after the close of business on July 9, 1996.


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